                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                        Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating

 Rate Trust

 NQ | August 31, 2016

 Ticker Symbol: PHD

 Principal

 Amount

 USD ($)

 Value

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  132.4% of Net Assets*(a)

 AUTOMOBILES & COMPONENTS - 6.8%

 Auto Parts & Equipment - 5.6%

 2,837,307

 Allison Transmission, Inc., Term Loan B-3, 3.5%, 8/23/19

 $    2,848,109

 2,370,000

 BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 6.0%, 11/3/21

 2,358,892

 1,882,029

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 4.0%, 4/4/21

 1,892,028

 1,011,744

 Electrical Components International, Inc., Term Loan B, 5.75%, 5/28/21

 1,012,376

 1,680,630

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

 1,606,753

 910,245

 Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/6/21

 897,540

 1,579,953

 Key Safety Systems, Inc., Initial Term Loan, 5.5%, 8/29/21

 1,583,903

 1,637,910

 MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21

 1,641,749

 1,345,315

 TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22

 1,350,360

 2,045,816

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

 2,041,980

 $17,233,690

 Automobile Manufacturers - 0.7%

 1,885,645

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $    1,891,370

 466,667

 Visteon Corp., Initial Term Loan, 3.5%, 4/9/21

 466,667

 $    2,358,037

 Tires & Rubber - 0.5%

 1,500,000

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19

 $    1,506,831

 Total Automobiles & Components

 $21,098,558

 BANKS - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 927,336

 Ocwen Loan Servicing, Initial Term Loan, 5.5%, 2/15/18

 $       925,018

 Total Banks

 $       925,018

 CAPITAL GOODS - 13.3%

 Aerospace & Defense - 4.6%

 1,323,822

 Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $    1,181,511

 1,237,500

 Allion Science and Technology Corp., First Lien Term Loan, 5.5%, 8/19/21

 1,190,063

 1,571,455

 BE Aerospace, Inc., Term Loan, 3.75%, 12/16/21

 1,587,496

 1,349,806

 DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22

 1,354,024

 1,982,128

 Digitalglobe, Inc., Term Loan, 4.75%, 1/31/20

 1,999,041

 1,500,000

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

 1,500,782

 246,899

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%, 7/18/19

 224,678

 1,852,500

 Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20

 1,593,150

 1,486,791

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 5.75%, 11/23/19

 1,490,199

 1,797,017

 WP CPP Holdings LLC, First Lien Term B-3 Loan, 4.5%, 12/28/19

 1,737,490

 334,900

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

 303,084

 $14,161,518

 Building Products - 2.5%

 1,162,088

 Armstrong World Industries, Inc., Term Loan B, 4.0%, 3/31/23

 $    1,165,477

 1,496,645

 Builders FirstSource, Inc., Term Loan B, 4.75%, 7/31/22

 1,503,193

 328,264

 NCI Building Systems, Inc., Tranche B Term Loan, 5.75%, 6/24/19

 328,726

 1,472,673

 Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/28/20

 1,479,730

 1,692,900

 Summit Materials LLC, Restatement Effective Date Term Loan, 4.0%, 7/18/22

 1,698,984

 1,445,096

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

 1,426,355

 $    7,602,465

 Construction Machinery & Heavy Trucks - 1.5%

 441,558

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $       444,307

 585,940

 Engility Corp. (fka TASC, Inc.), Term B2 Loan, 5.75%, 8/14/23

 591,250

 1,055,769

 Manitowoc Co., Inc., Term B Loan, 5.75%, 3/3/23

 1,070,933

 1,607,850

 Navistar, Inc., Tranche B Term Loan, 6.5%, 8/7/20

 1,523,438

 840,956

 Terex Corp., US Term Loan, 3.5%, 8/13/21

 837,803

 $    4,467,731

 Electrical Components & Equipment - 1.7%

 1,961,122

 Pelican Products, Inc., First Lien Term Loan, 5.25%, 4/10/20

 $    1,926,803

 585,841

 Southwire Company LLC, Initial Term Loan, 3.0%, 2/10/21

 581,691

 1,290,128

 WireCo WorldGroup, Inc., Term Loan B, 0.0%, 7/21/23

 1,296,983

 1,554,807

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 1,563,068

 $    5,368,545

 Principal

 Amount

 USD ($)

 Value

 Industrial Conglomerates - 0.9%

 992,907

 Filtration Group Corp., First Lien Term Loan, 4.25%, 11/20/20

 $       993,031

 429,508

 Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21

 424,878

 167,494

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20

 168,680

 391,935

 Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20

 394,711

 927,161

 Milacron LLC, Term Loan, 4.25%, 9/28/20

 931,508

 $    2,912,808

 Industrial Machinery - 1.5%

 870,533

 Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20

 $       827,732

 1,970,000

 Mueller Water Products, Inc., Initial Term Loan, 4.0%, 11/24/21

 1,981,491

 1,736,875

 NN, Inc., Initial Term Loan, 5.75%, 10/19/22

 1,733,257

 $    4,542,480

 Trading Companies & Distributors - 0.6%

 1,157,114

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $    1,163,985

 650,124

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

 652,155

 $    1,816,140

 Total Capital Goods

 $40,871,687

 COMMERCIAL & PROFESSIONAL SERVICES - 6.1%

 Diversified Support Services - 1.8%

 771,425

 DH Publishing LP, Term B-3 Loan, 4.0%, 8/19/22

 $       772,954

 1,059,539

 InfoGroup, Inc., Term Loan B, 7.0%, 5/28/18

 1,044,970

 699,120

 KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.938%, 3/11/21

 701,888

 534,945

 Language Line LLC, First Lien Initial Term Loan, 6.5%, 7/7/21

 536,171

 1,497,916

 Language Line LLC, Second Lien Initial Term Loan, 10.75%, 7/7/22

 1,501,661

 937,500

 Ryan LLC, Tranche B Term Loan, 6.75%, 8/7/20

 923,437

 $    5,481,081

 Environmental & Facilities Services - 2.5%

 566,079

 ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/9/19

 $       565,725

 500,000

 Infiltrator Systems Integrated LLC, Second Lien Term Loan, 9.75%, 5/26/23

 498,750

 975,000

 Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23

 978,656

 856,901

 US Ecology, Inc., Term Loan, 3.75%, 6/17/21

 861,185

 735,688

 Waste Industries USA, Inc., Term B Loan, 3.5%, 2/27/20

 738,332

 608,416

 Wastequip LLC, Term Loan, 5.5%, 8/9/19

 608,797

 1,741,802

 WCA Waste Systems, Inc., Term Loan B, 0.0%, 8/12/23

 1,742,347

 471,743

 Wheelabrator Technologies, Inc., First Lien Term B Loan, 5.0%, 12/17/21

 461,522

  21,073

 Wheelabrator Technologies, Inc., First Lien Term C Loan, 5.0%, 12/17/21

 20,616

 1,500,000

 Wheelabrator Technologies, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

 1,419,000

 $    7,894,930

 Human Resource & Employment Services - 0.2%

 584,881

 On Assignment, Inc., Tranche B-1 Term Loan, 3.5%, 6/3/22

 $       586,343

 Office Services & Supplies - 0.2%

 650,000

 West Corp., Term B-12 Loan, 3.75%, 6/17/23

 $       652,925

 Security & Alarm Services - 1.4%

 176,968

 Garda Security, Term B Delayed Draw Loan, 5.5%, 11/6/20

 $       174,756

 1,399,067

 Garda Security, Term B Loan, 5.5%, 11/6/20

 1,381,578

 1,154,689

 GEO Group, Inc., Term Loan, 3.25%, 4/3/20

 1,108,502

 1,114,450

 Protection One, Inc., First Lien Term B Loan, 4.75%, 7/1/21

 1,126,987

 500,000

 Protection One, Inc., First Lien Term B-1 Loan, 4.75%, 5/2/22

 506,016

 $    4,297,839

 Total Commercial & Professional Services

 $18,913,118

 CONSUMER DURABLES & APPAREL - 2.7%

 Home Furnishings - 0.6%

 1,867,406

 Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19

 $    1,875,284

 Housewares & Specialties - 1.9%

 1,475,000

 GP Investments Acquisition Corp., Term Loan, 0.0%, 6/22/23

 $    1,427,063

 787,302

 Prestige Brands, Inc., Term B-3 Loan, 5.25%, 9/3/21

 790,624

 2,050,949

 Reynolds Group Holdings, Inc., US Term Loan, 4.25%, 2/5/23

 2,057,231

 1,486,545

 World Kitchen LLC, US Term Loan, 5.5%, 3/4/19

 1,486,545

 $    5,761,463

 Principal

 Amount

 USD ($)

 Value

 Leisure Products - 0.2%

 329,028

 Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 6/30/23

 $       328,822

 403,406

 Marine Acquisition Corp., Term Loan, 5.25%, 1/30/21

 402,776

 $       731,598

 Total Consumer Durables & Apparel

 $   8,368,345

 CONSUMER SERVICES - 10.4%

 Casinos & Gaming - 1.5%

 840,007

 CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20

 $       845,870

 792,748

 Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22

 794,069

 2,968,092

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

 2,970,410

 $    4,610,349

 Education Services - 3.0%

 3,405,238

 Bright Horizons Family Solutions LLC, Term B Loan, 5.25%, 1/30/20

 $    3,421,201

 1,740,764

 Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 5/27/23

 1,740,919

 1,465,327

 Laureate Education, Inc., Series 2021 Extended Term Loan, 8.157%, 3/17/21

 1,460,748

 2,512,220

 Nord Anglia Education Finance LLC, Initial Term Loan, 5.0%, 3/31/21

 2,518,501

 $    9,141,369

 Hotels, Resorts & Cruise Lines - 0.4%

  49,422

 Hilton Worldwide Finance LLC, Series B-1 Term Loan, 3.5%, 10/26/20

 $         49,623

 506,499

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.096%, 10/25/23

 509,664

 798,503

 Sabre, Inc., Term B Loan, 4.0%, 2/19/19

 802,696

 $    1,361,983

 Leisure Facilities - 1.7%

 842,076

 Cedar Fair LP, US Term Facility, 3.25%, 3/6/20

 $       847,203

 2,169,050

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

 2,167,017

 864,554

 Life Time Fitness, Inc., Closing Date Term Loan, 4.25%, 6/10/22

 865,005

 1,286,450

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.25%, 6/30/22

 1,291,274

 $    5,170,499

 Restaurants - 2.1%

 751,334

 1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21

 $       755,560

 1,946,858

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 1,951,421

 1,742,136

 NPC International, Inc., Term Loan, 4.75%, 12/28/18

 1,746,492

 1,965,000

 Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21

 1,969,913

 $    6,423,386

 Specialized Consumer Services - 1.7%

 834,437

 Allied Universal Holdco LLC (fka USAGM Holdco LLC), Incremental Term Loan, 5.5%, 7/28/22

 $       821,921

 2,462,500

 Creative Artists Agency LLC, Initial Term Loan, 5.0%, 12/17/21

 2,470,195

 1,736,875

 KC MergerSub, Inc., First Lien Initial Term Loan, 6.0%, 8/12/22

 1,745,559

 380,858

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20

 293,261

 $    5,330,936

 Total Consumer Services

 $32,038,522

 DIVERSIFIED FINANCIALS - 3.3%

 Asset Management & Custody Banks - 0.5%

 1,498,761

 Vistra Group Ltd., USD Term Loan, 4.75%, 10/26/22

 $    1,496,888

 Consumer Finance - 0.5%

 1,368,505

 Trans Union LLC, Term B-2 Loan, 3.5%, 4/9/21

 $    1,373,148

 Investment Banking & Brokerage - 0.9%

 1,185,855

 Duff & Phelps Corp., Initial Term Loan, 4.75%, 4/23/20

 $    1,186,596

 729,375

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20

 731,541

 103,981

 LPL Holdings, Inc., 2021 Tranche B Term Loan, 4.25%, 3/29/21

 104,631

 742,500

 MJ Acquisition Corp., Term Loan, 4.0%, 6/1/22

 745,284

 $    2,768,052

 Other Diversified Financial Services - 1.0%

 325,000

 Delos Finance S.a.r.l., Term Loan, 3.5%, 3/6/21

 $       326,625

 778,296

 Fly Funding II S.a.r.l., Term Loan, 3.54%, 8/9/19

 779,026

 1,988,500

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19

 1,858,005

 $    2,963,656

 Principal

 Amount

 USD ($)

 Value

 Specialized Finance - 0.4%

 1,236,225

 DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22

 $    1,213,561

 Total Diversified Financials

 $   9,815,305

 ENERGY - 4.1%

 Coal & Consumable Fuels - 0.1%

 783,333

 PT Bumi Resources Tbk, Term Loan, 18.0%, 11/4/16

 $       178,208

 Integrated Oil & Gas - 0.4%

 1,402,664

 TerraForm AP Acquisition Holdings LLC, Term Loan, 7.0%, 6/27/22

 $    1,381,624

 Oil & Gas Drilling - 0.7%

 2,600,000

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 $    2,275,000

 Oil & Gas Equipment & Services - 0.2%

 1,647,256

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $       634,194

 Oil & Gas Exploration & Production - 1.9%

 1,000,000

 California Resources Corp., Term Loan, 0.0%, 12/31/21

 $    1,047,500

 1,000,000

 Chesapeake Energy Corp., Term Loan Class A, 0.0%, 8/23/21

 1,031,042

 1,378,942

 EP Energy LLC (fka Everest Acquisition LLC), Term Loan, 9.75%, 6/30/21

 1,356,966

 2,330,000

 Gulf Finance LLC, Tranche B Term Loan, 0.0%, 8/25/23

 2,268,838

 $    5,704,346

 Oil & Gas Refining & Marketing - 0.5%

 896,252

 Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 3.274%, 5/25/23

 $       901,741

 567,254

 Western Refining, Inc., Term Loan 2013, 5.25%, 11/12/20

 555,436

 $    1,457,177

 Oil & Gas Storage & Transportation - 0.3%

 1,000,000

 Energy Transfer Equity LP, 2013 Term Loan, 3.292%, 12/2/19

 $       984,688

 Total Energy

 $12,615,237

 FOOD & STAPLES RETAILING - 2.4%

 Drug Retail - 0.5%

 1,710,100

 Hearthside Group Holdings LLC, Term Loan, 4.5%, 6/2/21

 $    1,709,501

 Food Distributors - 1.3%

 694,505

 CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/20

 $       670,198

 1,000,000

 CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.25%, 6/28/21

 895,000

 2,425,092

 Mill US Acquisition, First Lien Term Loan, 5.0%, 7/3/20

 2,306,869

 $    3,872,067

 Food Retail - 0.6%

 1,389,375

 Albertson’s LLC, Term B-6 Loan, 4.75%, 6/22/23

 $    1,398,406

 492,500

 Packers Holdings LLC, Term Loan, 4.75%, 12/2/21

 494,963

 $    1,893,369

 Total Food & Staples Retailing

 $   7,474,937

 FOOD, BEVERAGE & TOBACCO - 3.7%

 Packaged Foods & Meats - 3.7%

 388,734

 AdvancePierre Foods, Inc., Term Loan, 4.5%, 6/2/23

 $       391,164

 1,650,000

 Amplify Snack Brands, Inc., Term Loan, 0.0%, 8/24/23

 1,643,125

 1,000,000

 Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.25%, 8/18/21

 718,750

 1,243,275

 Dole Food Co., Inc., Tranche B Term Loan, 4.5%, 11/1/18

 1,248,196

 1,500,000

 Give and Go Prepared Foods Corp., First Lien Term Loan, 6.5%, 7/29/23

 1,497,500

 995,000

 JBS USA LLC, Incremental Term Loan, 4.0%, 10/30/22

 995,415

 1,420,000

 Maple Holdings Acquisition Corp. (aka Keuring Green Mountain, Inc.), Term Loan B, 5.25%, 3/3/23

 1,435,975

 1,945,801

 Pinnacle Foods Finance LLC, New Term Loan G, 3.252%, 4/29/20

 1,954,314

 1,473,750

 Shearer's Foods LLC, First Lien Term Loan, 4.938%, 6/30/21

 1,458,091

 Total Food, Beverage & Tobacco

 $11,342,530

 HEALTH CARE EQUIPMENT & SERVICES - 14.2%

 Health Care Facilities - 4.0%

 422,875

 Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.5%, 2/16/23

 $       425,870

 686,000

 AmSurg Corp., Initial Term Loan, 3.5%, 7/16/21

 687,415

 800,000

 ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.5%, 5/10/23

 804,666

 264,935

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 4.083%, 12/31/18

 261,697

 279,573

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

 268,440

 514,406

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

 493,687

 1,564,386

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

 1,550,697

 1,988,196

 Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21

 1,974,528

 Principal

 Amount

 USD ($)

 Value

 Health Care Facilities - (continued)

 2,000,000

 Prospect Medical Holdings, Inc., Term Loan, 7.0%, 6/30/22

 $    1,976,200

 1,072,313

 Quorum Health Corp., Term Loan, 6.75%, 4/29/22

 1,025,399

 418,152

 Select Medical Corp., Series E, Tranche B Term Loan, 6.0%, 6/1/18

 418,936

 997,500

 Select Medical Corp., Series F, Tranche B Term Loan, 6.0%, 3/3/21

 1,006,852

 1,496,250

 Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23

 1,515,577

 $12,409,964

 Health Care Services - 7.0%

 980,000

 Aegis Toxicology Sciences Corp., Initial First Lien Term Loan, 5.5%, 2/24/21

 $       891,800

 1,110,111

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19

 1,062,007

 265,618

 Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.5%, 8/4/21

 265,950

 607,394

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

 583,099

 364,437

 Bioscrip, Inc., Term Loan, 6.5%, 7/31/20

 349,859

 865,683

 BSN Medical Luxembourg Holding S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19

 861,354

 1,323,631                      (b)

 CCS Medical, Inc., Second Lien Term Loan, 12.5%

 (12.5% PIK 0% Cash), 5/1/18

 231,635

 871,204

 DaVita HealthCare Partners, Inc., Term  Loan B2, 3.5%, 6/24/21

 876,195

 1,157,828

 Emergency Medical Services Corp., Initial Term Loan, 4.25%, 5/25/18

 1,160,180

 472,625

 Envision Healthcare Corp. ( fka Emergency Medical Services Corp.), Tranche B-2 Term Loan, 4.5%, 10/28/22

 474,313

 1,470,000

 Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21

 1,459,894

 1,346,500

 Genoa, Healthcare Co., LLC, Initial First Lien Term Loan, 4.5%, 4/29/22

 1,353,232

 744,384

 Global Healthcare Exchange LLC, Initial Term Loan, 5.25%, 8/15/22

 746,091

 900,000

 Gold Merger Co., Inc. (aka ExamWorks Group, Inc.), Initial Term Loan, 4.75%, 7/27/23

 903,094

 990,000

 HC Group Holdings III, Inc., Initial Term Loan, 6.0%, 4/7/22

 991,237

 1,243,869

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

 1,247,562

 351,999

 National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/22

 349,571

 937,774

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

 938,946

 903,375

 Pharmaceutical Product Development, First Lien Term B Loan, 4.25%, 8/18/22

 907,440

 1,225,000

 Precyse Acquisition Corp., First Lien Initial Term Loan, 6.5%, 10/20/22

 1,229,594

 1,508,683

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

 1,509,588

 985,000

 Surgery Center Holdings, Inc., Initial Term Loan, 5.25%, 11/3/20

 986,847

 1,787,900

 US Renal Care, Inc., First Lien Term Loan, 5.25%, 12/30/22

 1,747,225

 562,175

 Valitas Health Services, Inc., Term Loan B, 8.0%, 6/2/17

 297,953

 $21,424,666

 Health Care Supplies - 1.6%

 968,736

 Alere, Inc., Term Loan B, 4.25%, 6/20/22

 $       960,865

 1,343,250

 Greatbatch Ltd., Term B Loan, 5.25%, 10/27/22

 1,328,978

 559,300

 Halyard Health, Inc., Term Loan, 4.0%, 11/1/21

 559,999

 860,259

 Kinetic Concepts, Inc., Dollar Term F Loan, 5.0%, 11/4/20

 865,421

 1,329,950

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22

 1,329,950

 $    5,045,213

 Health Care Technology - 1.4%

 1,227,294

 ConvaTec, Inc., Dollar Term Loan, 4.25%, 6/15/20

 $    1,232,472

 2,034,883

 Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18

 2,037,426

 196,500

 Emdeon, Inc., Term B-3 Loan, 3.75%, 11/2/18

 196,500

 1,125,775                      (c)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 731,754

 $    4,198,152

 Managed Health Care - 0.2%

 431,720                (d)

 MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17

 $       379,914

 313,859                (d)

 MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17

 276,196

 $       656,110

 Total Health Care Equipment & Services

 $43,734,105

 HOUSEHOLD & PERSONAL PRODUCTS - 1.2%

 Household Products - 0.4%

 734,108

 Spectrum Brands, Inc., USD Term Loan, 3.5%, 6/23/22

 $       737,779

  73,770

 Wash Multifamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.25%, 5/16/22

 73,677

 421,229

 Wash Multifamily Parent, Inc., First Lien Initial US Term Loan, 4.25%, 5/16/22

 420,703

 $    1,232,159

 Principal

 Amount

 USD ($)

 Value

 Personal Products - 0.8%

 1,243,638

 NBTY, Inc., Dollar Term Loan B, 5.0%, 5/5/23

 $    1,245,659

 793,956

 Party City Holdings, Inc., Term Loan, 4.25%, 8/19/22

 796,224

 500,000

 Revlon Consumer Products Corp., Term Loan B, 0.0%, 7/21/23

 500,893

 $    2,542,776

 Total Household & Personal Products

 $   3,774,935

 INSURANCE - 2.5%

 Insurance Brokers - 0.8%

 1,642,220

 Integro, Ltd., Term Loan B-1, 6.75%, 10/31/22

 $    1,617,586

 982,509

 National Financial Partners Corp., 2014 Specified Refinancing Term Loan, 4.5%, 7/1/20

 981,632

 $    2,599,218

 Multi-Line Insurance - 0.1%

 360,987

 Alliant Holdings I LLC, Term Loan B, 4.5%, 8/12/22

 $       359,859

 Property & Casualty Insurance - 1.6%

 2,386,954

 Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18

 $    2,375,019

 500,000

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 489,167

 1,906,282

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

 1,905,289

 $    4,769,475

 Total Insurance

 $   7,728,552

 MATERIALS - 14.8%

 Commodity Chemicals - 0.3%

 1,048,679

 Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.5%, 3/19/20

 $    1,036,357

 Construction Materials - 0.8%

 252,915

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

 $       254,022

 827,476

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

 831,096

  91,719

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

 92,120

 600,000

 Headwaters, Inc., Term B-1 Loan, 4.0%, 3/24/22

 601,500

 589,500

 Penn Engineering & Manufacturing Corp., Incremental Tranche B Term Loan, 4.0%, 8/27/21

 590,974

 $    2,369,712

 Diversified Chemicals - 3.0%

 299,420

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA),

 Tranche B-2 Term Loan, 0.0%, 4/17/23

 $       301,385

 225,579

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA),

 Tranche B-3 Term Loan, 0.0%, 4/17/23

 227,060

 1,586,569

 Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 3.75%, 2/1/20

 1,596,609

 1,230,072

 Azelis Finance SA (Azelis US Holdings, Inc.), First Lien Dollar Term Loan, 6.5%, 12/16/22

 1,242,886

 1,700,000

 Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/9/23

 1,704,250

 591,957

 Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 4.75%, 7/25/21

 593,252

 621,875

 Plaskolite LLC, First Lien Term Loan, 7.0%, 11/3/22

 623,818

 325,000

 Royal Holdings, Inc., Second Lien Initial Term Loan, 8.5%, 6/19/23

 320,938

 835,698

 Tata Chemicals North America, Term Loan, 3.75%, 8/7/20

 834,653

 1,821,238

 Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22

 1,821,048

 $    9,265,899

 Diversified Metals & Mining - 2.7%

 1,534,469

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 3.75%, 6/30/19

 $    1,526,660

 1,750,000

 Global Brass and Copper, Inc., Initial Term Loan, 5.25%, 7/18/23

 1,760,938

 977,500

 Hi-Crush Partners LP, Advance, 4.75%, 4/28/21

 901,744

 1,058,021

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

 1,053,172

 2,153,250

 Novelis, Inc., Initial Term Loan, 4.0%, 6/2/22

 2,159,979

 998,130

 US Silica Co., Term Loan, 4.0%, 7/23/20

 956,957

 $    8,359,450

 Fertilizers & Agricultural Chemicals - 0.6%

 1,732,500

 Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 4.25%, 6/30/22

 $    1,723,837

 Metal & Glass Containers - 2.2%

 1,218,054

 Berry Plastics Corp., Term H Loan, 3.75%, 10/1/22

 $    1,221,183

 1,448,396

 BWay Intermediate Co., Inc., Initial Term Loan, 5.5%, 8/14/20

 1,455,337

 794,003

 Prolampac Intermediate, Inc., First Lien Term B Loan, 5.75%, 8/18/22

 790,530

 1,458,382

 Tank Holding Corp., Initial Term Loan, 5.25%, 3/16/22

 1,397,611

 1,930,500

 Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22

 1,926,880

 $    6,791,541

 Principal

 Amount

 USD ($)

 Value

 Paper Packaging - 0.9%

 1,549,824

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $    1,562,901

 156,700

 Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19

 158,022

 1,209,688

 Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.25%, 3/11/22

 1,212,819

 $    2,933,742

 Paper Products - 1.0%

 1,653,881

 Appvion, Inc., Term Commitment, 6.25%, 6/28/19

 $    1,631,140

 951,335

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

 951,732

 500,000

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

 456,250

 200,730

 Ranpak Corp., Tranche B-1 USD Term Loan, 4.25%, 10/1/21

 198,471

 $    3,237,593

 Specialty Chemicals - 2.0%

 1,468,500

 Ferro Corp., Term Loan, 4.0%, 7/30/21

 $    1,474,007

 129,151

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 3.603%, 4/19/19

 129,514

 982,279

 Macdermid, Inc., First Lien Tranche B Term Loan, 5.5%, 6/7/20

 983,583

 591,000

 Macdermid, Inc., Tranche B-2 Term Loan, 5.5%, 6/7/20

 591,053

 1,600,000

 Omnova Solutions, Inc., Term B-2 Loan, 0.0%, 8/25/23

 1,594,000

 1,365,580

 PQ Corp., Tranche B-1 Term Loan, 5.75%, 11/4/22

 1,376,249

 $    6,148,406

 Steel - 1.3%

 1,985,298

 Atkore International, Inc., First Lien Initial Term Loan, 4.5%, 4/9/21

 $    1,986,952

 650,513

 TMS International Corp., Term B Loan, 4.5%, 10/16/20

 632,624

 1,275,000

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 6.0%, 6/14/21

 1,285,359

 $    3,904,935

 Total Materials

 $45,771,472

 MEDIA - 12.3%

 Advertising - 1.9%

 3,042,103

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $    2,934,680

 1,000,000

 CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.25%, 8/16/23

 1,004,375

 627,200

 Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21

 555,072

 1,978,250

 Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19

 1,350,155

 $    5,844,282

 Broadcasting - 3.5%

 362,863

 CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 2/1/21

 $       363,468

 2,652,750

 Endemol, Term Loan, 6.75%, 8/13/21

 2,273,407

 265,625

 Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18

 265,957

 532,752

 Gray Television, Inc., Initial Term Loan, 3.938%, 6/13/21

 535,549

 814,514

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

 800,260

 1,862,400

 MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21

 1,865,007

 990,000

 Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.5%, 7/30/21

 992,475

 1,007,797

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20

 1,009,365

 500,000

 Townsquare Media, Inc., Initial Term Loan, 4.25%, 4/1/22

 499,479

 2,133,762

 Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20

 2,136,429

 $10,741,396

 Cable & Satellite - 2.8%

 1,983,650

 Charter Communications Operating LLC, Term F Loan, 3.0%, 1/3/21

 $    1,988,058

 891,410

 Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.25%, 10/9/20

 893,360

 3,363,234

 Telesat Canada, US Term B-2 Loan, 3.5%, 3/28/19

 3,365,336

 575,000

 UPC Financing Partnership, Facility AN, 4.08%, 8/31/24

 574,281

 1,117,713

 Virgin Media Investment Holdings, Ltd., Facility F, 3.649%, 6/30/23

 1,118,212

 725,000

 WideOpenWest Finance LLC, New Term B Loan, 0.0%, 8/18/23

 723,006

 $    8,662,253

 Movies & Entertainment - 2.1%

 1,149,224

 AMC Entertainment, Inc., Initial Term Loan, 4.0%, 12/15/22

 $    1,158,664

 1,242,491

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien Initial Term Loan, 5.0%, 7/8/22

 1,227,115

 1,000,000

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 9.25%, 7/10/23

 916,875

 152,702

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 152,320

 514,706

 Kasima LLC, Term Loan, 3.25%, 5/17/21

 515,912

 1,067,000

 Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20

 1,068,556

 1,275,132

 WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20

 1,273,439

 $    6,312,881

 Principal

 Amount

 USD ($)

 Value

 Publishing - 2.0%

 868,000

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

 $       861,852

 163,102

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 163,200

 3,000,000

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22

 3,018,750

 803,752

 Quincy Newspapers, Inc., Term B Loan, 7.0%, 11/2/22

 808,273

 1,382,500

 Springer SBM Two GmbH, Initial Term B9 Loan, 4.75%, 8/14/20

 1,339,873

 $    6,191,948

 Total Media

 $37,752,760

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%

 Biotechnology - 0.6%

 907,223

 Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19

 $       907,790

 887,607

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 853,213

 $    1,761,003

 Life Sciences Tools & Services - 0.6%

 1,985,000

 Albany Molecular Research, Inc., Term Loan B, 5.75%, 7/16/21

 $    1,997,406

 Pharmaceuticals - 1.8%

 1,692,500

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21

 $    1,606,817

 1,305,803

 Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, 3.75%, 9/26/22

 1,300,907

 1,053,500

 Patheon, Inc., Term Loan, 4.25%, 3/11/21

 1,052,578

 827,042

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 5.25%, 12/11/19

 826,894

 620,282

 Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 5.0%, 2/13/19

 619,700

 $    5,406,896

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $   9,165,305

 REAL ESTATE - 3.1%

 Diversified REIT - 0.2%

 450,000

 ESH Hospitality, Inc., Initial Term Loan, 0.0%, 8/30/23

 $       451,875

 Hotel & Resort REIT - 0.5%

 1,361,588

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4.0%, 4/25/23

 $    1,374,565

 Real Estate Services - 0.8%

 1,478,149

 Altisource Solutions S.a.r.l, Term Loan B, 4.5%, 12/9/20

 $    1,361,745

 1,197,000

 GCA Services Group, Inc., Term Loan, 5.75%, 3/1/23

 1,204,481

 $    2,566,226

 Retail REITs - 1.0%

 2,007,668

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $    2,002,858

 1,000,000

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22

 1,000,833

 $    3,003,691

 Specialized REIT - 0.6%

 1,980,000

 Communications Sales & Leasing, Inc. (CSL Capital, LLC), Term Loan, 5.0%, 10/24/22

 $    1,984,455

 Total Real Estate

 $   9,380,812

 RETAILING - 3.7%

 Apparel Retail - 0.6%

 518,433

 Hudson's Bay Co., Term Loan B, 4.75%, 9/30/22

 $       520,766

 1,235,642

 Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/21

 1,209,385

 $    1,730,151

 Automotive Retail - 0.6%

 1,418,432

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $    1,420,205

 565,957

 Hertz Corp., Tranche Term B-1 Loan, 3.5%, 6/30/23

 569,494

 $    1,989,699

 Computer & Electronics Retail - 0.1%

      97,817                      (b)(c)

 Targus Group International, Inc., Term Loan A-2, 15.0%

 (15.0% PIK 0.0% cash), 12/31/19

 $         97,817

 293,452                (b)(c)

 Targus Group International, Inc., Term Loan B, 15.0%

 (15.0% PIK 0.0% cash), 12/31/19

 293,452

 $       391,269

 Home Improvement Retail - 0.5%

 1,434,860

 Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20

 $    1,414,682

 Homefurnishing Retail - 0.4%

 1,234,853

 Mattress Holdings Corp., 2016 Incremental Term Loan, 6.25%, 10/20/21

 $    1,237,169

 Specialty Stores - 1.5%

 1,221,279

 Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22

 $    1,226,141

 1,492,500

 PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 5.0%, 1/26/23

 1,504,760

 1,975,000

 Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22

 1,981,069

 $    4,711,970

 Total Retailing

 $11,474,940

 Principal

 Amount

 USD ($)

 Value

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%

 Semiconductor Equipment - 0.3%

 549,188

 Entegris, Inc., Tranche B Term Loan, 3.5%, 4/30/21

 $       551,591

 343,253

 VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21

 344,540

 $       896,131

 Semiconductors - 1.3%

 1,014,615

 Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.508%, 2/1/23

 $    1,024,338

 1,742,606

 M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.5%, 5/7/21

 1,757,854

 358,481

 Microsemi Corp., Term B Loan, 3.75%, 1/15/23

 361,477

 850,000

 ON Semiconductor Corp., Closing Date Term Loan, 5.25%, /31/23

 861,886

 $    4,005,555

 Total Semiconductors & Semiconductor Equipment

 $   4,901,686

 SOFTWARE & SERVICES - 8.8%

 Application Software - 2.7%

 945,655

 Applied Systems, Inc., First Lien Term Loan, 4.0%, 1/25/21

 $       948,907

 977,215

 Applied Systems, Inc., Second Lien Term Loan, 7.5%, 1/24/22

 983,322

 971,044

 Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20

 971,044

 1,019,188

 Infor (US), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20

 1,009,315

 1,714,134

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22

 1,683,065

 1,408,324

 Verint Systems, Inc., Tranche B Incremental Term Loan, 3.507%, 9/6/19

 1,413,077

 1,257,205

 VF Holding Corp., First Lien Initial Term Loan, 4.75%, 6/30/23

 1,261,232

 $    8,269,962

 Data Processing & Outsourced Services - 1.2%

 1,045,142

 First Data Corp., 2021 Extended Dollar Term Loan, 4.522%, 3/24/21

 $    1,051,318

 1,750,000

 First Data Corp., New 2022 B Dollar Term Loan, 4.272%, 7/8/22

 1,759,236

 750,000

 WEX, Inc., Term B Loan, 4.25%, 6/30/23

 757,594

 $    3,568,148

 Home Entertainment Software - 0.4%

 1,248,239

 MA Financeco LLC, Initial Tranche B-2 Term Loan, 4.502%, 11/19/21

 $    1,252,530

 Internet Software & Services - 0.8%

 978,581

 Avast Software BV, Term Loan B, 0.0%, 8/3/22

 $       981,843

 1,011,875

 Match Group, Inc., Term B-1 Loan, 5.5%, 11/16/22

 1,021,994

 442,739

 Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 3.75%, 5/6/21

 443,846

 $    2,447,683

 IT Consulting & Other Services - 2.4%

 780,488

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 3.257%, 6/30/23

 $       787,317

 3,430,000

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 2,888,705

 1,000,000

 Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.25%, 4/28/22

 544,167

 477,233

 Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19

 479,730

 492,006

 Science Applications International Corp., Incremental Tranche B Loan, 3.25%, 5/4/22

 495,389

 1,364,688

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.5%, 9/18/21

 1,360,139

 921,875

 Taxact, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23

 931,094

 $    7,486,541

 Systems Software - 1.3%

 1,231,250

 AVG Technologies NV (AVG Corporate Services BV), Term Loan, 5.75%, 10/15/20

 $    1,234,714

 400,000

 EZE Software Group LLC, First Lien 2016 Incremental Term Loan, 4.5%, 4/4/20

 399,500

 1,249,500

 MSC.Software Corp., Term Loan, 5.0%, 5/29/20

 1,243,252

 1,245,056

 Rovi Solutions Corp., Term B Loan, 3.75%, 7/2/21

 1,241,749

 $    4,119,215

 Total Software & Services

 $27,144,079

 TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%

 Communications Equipment - 0.5%

 904,363

 Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21

 $       904,363

 496,250

 Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22

 499,041

 $    1,403,404

 Electronic Components - 0.6%

 671,189

 Generac Power Systems, Inc., Term Loan, 3.5%, 5/31/20

 $       671,608

 1,209,688

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22

 1,211,956

 $    1,883,564

 Principal

 Amount

 USD ($)

 Value

 Electronic Manufacturing Services - 0.5%

 1,894,594

 4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 7.0%, 5/8/20

 $    1,690,925

 Technology Distributors - 1.0%

 496,155

 CDW LLC (fka CDW Corp.), Term Loan, 3.0%, 8/17/23

 $       495,845

 1,378,867

 Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/22

 1,386,336

 135,335

 SS&C European Holdings S.a.r.l., Term B-2 Loan, 4.0%, 7/8/22

 136,410

 1,062,296

 SS&C Technologies, Inc., Term B-1 Loan, 4.0%, 7/8/22

 1,070,737

 $    3,089,328

 Technology Hardware, Storage & Peripherals - 0.9%

 1,250,000

 Dell International LLC, Term Loan B, 0.0%, 9/7/23

 $    1,256,641

 700,000

 Diebold, Inc., Dollar Term B Loan, 5.25%, 11/6/23

 703,172

 800,000

 Western Digital Corp., US Term B-1 Loan, 4.5%, 4/29/23

 804,333

 $    2,764,146

 Total Technology Hardware & Equipment

 $10,831,367

 TELECOMMUNICATION SERVICES - 2.3%

 Integrated Telecommunication Services - 1.3%

 1,234,375

 GCI Holdings, Inc., New Term B Loan, 4.0%, 2/2/22

 $    1,238,489

 1,000,000

 Level 3 Financing, Inc., Tranche B 2022 Term Loan, 3.5%, 5/31/22

 1,006,875

 845,275

 Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20

 836,822

 158,426

 Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20

 157,634

 618,450

 Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 5.75%, 3/29/21

 623,862

 $    3,863,682

 Wireless Telecommunication Services - 1.0%

 2,532,843

 Altice US Finance I Corp. (Cequel Communications, LLC), Initial Term Loan, 4.25%, 12/14/22

 $    2,545,824

 720,343

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19

 685,316

 $    3,231,140

 Total Telecommunication Services

 $   7,094,822

 TRANSPORTATION - 4.8%

 Air Freight & Logistics - 0.5%

 1,708,493

 Dematic Corp., New Incremental Term Loan, 4.25%, 12/28/19

 $    1,709,560

 Airlines - 2.6%

 2,910,656

 American Airlines, Inc., 2015 New Term Loan, 3.25%, 6/27/20

 $    2,914,597

 2,100,000

 American Airlines, Inc., Class B Term Loan, 3.502%, 4/28/23

 2,106,750

 241,875

 Continental Airlines, Inc. (United Air Lines, Inc.), Class B Term Loan, 3.25%, 4/1/19

 242,379

 1,447,500

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18

 1,452,727

 1,254,938

 US Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19

 1,256,954

 $    7,973,407

 Marine - 0.9%

 1,700,287

 Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20

 $    1,640,777

 1,126,132

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

 1,011,642

 $    2,652,419

 Trucking - 0.8%

 404,873

 PODS LLC, Initial First Lien Term Loan, 4.5%, 2/2/22

 $       404,999

 780,000

 Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20

 680,550

 1,621,092

 YRC Worldwide, Inc., Initial Term Loan, 8.0%, 2/13/19

 1,511,668

 $    2,597,217

 Total Transportation

 $14,932,603

 UTILITIES - 3.5%

 Electric Utilities - 1.8%

 1,422,558

 APLH Holdings, Ltd., Partnership, Term Loan, 6.0%, 4/13/23

 $    1,432,042

 2,182,500

 Calpine Construction Finance Co., LP, Term B-1 Loan, 3.0%, 5/3/20

 2,161,766

 975,405

 ExGen Renewables LLC, Term Loan, 5.25%, 2/8/21

 980,588

 102,143

 Texas Competitive Electric Holdings Co. LLC (TXU), Term C Loan, 5.0%, 10/31/17

 102,500

 447,857

 Texas Competitive Electric Holdings Co. LLC (TXU), Term Loan, 5.0%, 10/31/17

 449,425

 477,149

 TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.0%, 10/2/21

 480,250

 $    5,606,571

 Independent Power Producers & Energy Traders - 1.3%

 1,643,400

 Calpine Corp., Term Loan B, 3.5%, 5/27/22

 $    1,647,124

 1,044,615

 Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20

 1,045,159

 1,207,601

 NRG Energy, Inc., Term Loan, 3.5%, 6/30/23

 1,208,249

 $    3,900,532

 Multi-Utilities - 0.1%

 450,000

 EFS Cogen Holdings I LLC, Term B Advance, 5.25%, 6/28/23

 $       453,000

 Principal

 Amount

 USD ($)

 Value

 Water Utilities - 0.3%

 845,000

 WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21

 $       849,226

 Total Utilities

 $10,809,329

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $413,917,130)

 $407,960,024

 COLLATERALIZED LOAN OBLIGATIONS -  2.1% of Net Assets

 BANKS - 2.1%

 Diversified Banks - 0.6%

 1,000,000                      (a)

 Primus, Ltd., Series 2007-2A, Class D, 3.08%, 7/15/21 (144A)

 $       959,985

 951,289                (a)

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 5.329%, 2/27/21 (144A)

 848,405

 $    1,808,390

 Thrifts & Mortgage Finance - 1.5%

 1,000,000                      (a)

 ACA, Ltd., Series 2007-1A, Class D, 3.03%, 6/15/22 (144A)

 $       965,033

 1,000,000                      (a)

 Landmark CDO, Ltd., Series 2007-9A, Class E, 4.18%, 4/15/21 (144A)

 958,000

 700,000                (a)

 NCF Dealer Floorplan Master Trust, Series 2016-1A, Class C, 9.012%, 3/21/22 (144A)

 691,679

 2,000,000                      (a)

 Stone Tower, Ltd., Series 2007-6A, Class C, 2.029%, 4/17/21 (144A)

 1,930,885

 $    4,545,597

 Total Banks

 $   6,353,987

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $6,105,043)

 $   6,353,987

 CORPORATE BONDS & NOTES -  5.8% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.3%

 Auto Parts & Equipment - 0.3%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $       988,750

 Total Automobiles & Components

 $       988,750

 BANKS - 0.4%

 Diversified Banks - 0.4%

 1,100,000                      (e)(f)

 BNP Paribas SA, 7.625% (144A)

 $    1,156,650

 Total Banks

 $   1,156,650

 CAPITAL GOODS - 0.3%

 Trading Companies & Distributors - 0.3%

 900,000

 United Rentals North America, Inc., 4.625%, 7/15/23

 $       920,745

 Total Capital Goods

 $       920,745

 ENERGY - 0.7%

 Oil & Gas Equipment & Services - 0.2%

 720,000                (a)

 FTS International, Inc., 8.153%, 6/15/20 (144A)

 $       586,800

 Oil & Gas Exploration & Production - 0.5%

 500,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $       513,750

 500,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 505,000

 625,000

 WPX Energy, Inc., 7.5%, 8/1/20

 641,797

 $    1,660,547

 Total Energy

 $   2,247,347

 HEALTH CARE EQUIPMENT & SERVICES - 0.3%

 Health Care Facilities - 0.3%

 201,000

 CHS/Community Health Systems, Inc., 5.125%, 8/15/18

 $       203,513

 1,000,000

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 830,000

 Total Health Care Equipment & Services

 $   1,033,513

 INSURANCE - 1.4%

 Reinsurance - 1.4%

 500,000                (a)

 Alamo Re, Ltd., 6.11%, 6/7/18 (144A) (Cat Bond)

 $       516,900

 300,000                (g)(h)

 Artex Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/17

 281,250

 400,000                (g)(h)

 Berwick Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18

 415,920

 250,000                (g)(h)

 Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

 260,275

 250,000                (g)(h)

 Gleneagles Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

 266,250

 400,000                (g)(h)

 Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

 416,400

 250,000                (a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.58%, 12/6/19 (144A) (Cat Bond)

 257,225

 250,000                (a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.08%, 12/6/19 (144A) (Cat Bond)

 255,725

 250,000                (g)(h)

 Madison Re, Variable Rate Notes, 3/31/19

 256,275

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

 250,000                (a)

 Mythen Re, Ltd. Series 2012-2, Class A, 9.098%, 1/5/17 (144A) (Cat Bond)

 $       252,525

 400,000                (g)(h)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 413,120

 350,000                (i)

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 331,660

 400,000                (g)(h)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18

 413,760

 Total Insurance

 $   4,337,285

 MATERIALS - 0.7%

 Commodity Chemicals - 0.4%

 1,230,000

 Rain CII Carbon LLC / CII Carbon Corp., 8.0%, 12/1/18 (144A)

 $    1,190,025

 Metal & Glass Containers - 0.3%

 1,000,000                      (a)

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.067%, 5/15/21 (144A)

 $    1,017,500

 Total Materials

 $   2,207,525

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductors - 0.3%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $       725,625

 Total Semiconductors & Semiconductor Equipment

 $       725,625

 SOFTWARE & SERVICES - 0.3%

 Internet Software & Services - 0.3%

 920,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 $       959,100

 Total Software & Services

 $       959,100

 TELECOMMUNICATION SERVICES - 0.7%

 Integrated Telecommunication Services - 0.7%

 1,000,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $    1,074,375

 1,000,000

 Frontier Communications Corp., 10.5%, 9/15/22

 1,088,125

 Total Telecommunication Services

 $   2,162,500

 UTILITIES - 0.4%

 Independent Power Producers & Energy Traders - 0.4%

 1,125,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $    1,148,906

 Total Utilities

 $   1,148,906

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $17,348,461)

 $17,887,946

 US GOVERNMENT AND AGENCY OBLIGATIONS -  5.1% of Net Assets

 3,270,000                      (a)

 U.S. Treasury Notes, 0.503%, 10/31/17

 $    3,274,575

 3,365,000                      (a)

 U.S. Treasury Notes, 0.607%, 1/31/18

 3,372,282

 8,980,000                      (a)

 U.S. Treasury Notes, 0.525%, 4/30/18

 8,989,402

 $15,636,259

 TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $15,625,894)

 $15,636,259

 Shares

 EXCHANGE-TRADED FUNDS -  1.1% of Net Assets

 DIVERSIFIED FINANCIALS - 1.1%

 Other Diversified Financial Services - 1.1%

 27,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 $    2,341,170

 42,000

 PowerShares Senior Loan Portfolio

 975,660

 Total Diversified Financials

 $   3,316,830

 TOTAL EXCHANGE-TRADED FUNDS

 (Cost  $3,179,147)

 $   3,316,830

 COMMON STOCKS -  0.4% of Net Assets

 CONSUMER DURABLES & APPAREL - 0.1%

 Homebuilding - 0.1%

 31,348              (j)

 WAICCS Las Vegas 3 LLC

 $       374,922

 –

 Total Consumer Durables & Apparel

 $       374,922

 INDUSTRIALS - 0.0%†

 Diversified Support Services - 0.0%†

 31      (j)

 IAP Worldwide Services, Inc.

 $         42,515

 Total Industrials

 $         42,515

 MEDIA - 0.1%

 Publishing - 0.1%

 14,548              (j)

 Cengage Learning Acquisitions, Inc.

 $       363,700

 EUR

 497        (j)

 Solocal Group SA

 1,447

 Total Media

 $       365,147

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

 2,454           (j)

 Progenics Pharmaceuticals, Inc.

 $         15,411

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $         15,411

 RETAILING - 0.1%

 Computer & Electronics Retail - 0.1%

 91,346              (c)(j)

 Targus Cayman SubCo., Ltd.

 $       319,711

 Total Retailing

 $       319,711

 Shares

 Value

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

 710        (j)

 CEVA Holdings LLC

 $       248,426

 Total Transportation

 $       248,426

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

 775

 NRG Energy, Inc.

 $            9,385

 Total Utilities

 $           9,385

 TOTAL COMMON STOCKS

 (Cost  $2,071,399)

 $   1,375,517

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 2.4% of Net Assets

 REPURCHASE AGREEMENT -  0.5%

 1,505,000

$1,505,000 ScotiaBank, 0.34%, dated 8/31/16,

plus accrued interest on 9/1/16 collateralized

by the following:

$97,374 U.S. Treasury Strip, 2.375%, 1/15/17, $1,005,746 Government National Mortgage Association, 3.0%, 9/10/45, $432,034 Federal National Mortgage Association, 3.5%, 7/1/46.

 $    1,505,000

 TREASURY BILL -  1.9%

 6,000,000                      (i)

 U.S. Treasury Bill, 9/15/16

 $    5,999,532

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $7,504,434)

 $   7,504,532

 TOTAL INVESTMENTS IN SECURITIES - 149.3%

 (Cost - $465,751,508) (k)

 $460,035,095

 OTHER ASSETS AND LIABILITIES - (49.3)%

 $(151,872,668)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $308,162,427

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2016, the value of these securities amounted to $13,301,712, or 4.3% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or event-linked bond. At August 31, 2016, the value of these securities amounted to $1,614,035 or 0.5% of total net assets applicable to common shareowners.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2016.

 (a)

 Floating rate note. The rate shown is the coupon rate at August 31, 2016.

 (b)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Security is in default.

 (e)

 The interest rate is subject to change periodically. The interest rate shown is the rate at August 31, 2016.

 (f)

 Security is perpetual in nature and has no stated maturity date.

 (g)

 Structured reinsurance investment. At August 31, 2016, the value of these securities amounted to $2,723,250, or 0.9% of total net assets applicable to common shareowners.

 (h)

 Rate to be determined.

 (i)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (j)

 Non-income producing.

 (k)

 At August 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $465,762,499 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      4,437,203

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (10,164,607)

 Net unrealized depreciation

 $                      (5,727,404)

 For financial reporting purposes net unrealized depreciation on investments was $5,716,413 and cost of investments aggregated $465,751,508.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Obligation

 Credit

 Expiration

 Premiums

 Paid/

 Net

 Unrealized

 Principal ($)(1)

 Exchange

 Entity/Index

   Coupon

 Rating(2)

 Date

 (Received)

 Appreciation

 1,078,000

 Chicago Mercantile Exchange

 Markit CDX North

 America High Yield

 Index Series 24

   5.00%

 B+

 6/20/20

 $64,893

 $16,761

 1,103,850

 Chicago Mercantile Exchange

 Markit CDX North

 America High Yield

 Index Series 25

   5.00%

 B+

 12/20/20

 (10,498)

 76,122

 $54,395

 $92,883

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of August 31, 2016, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Senior Secured Floating

 Rate Loan Interests

 Health Care Equipment & Services

     Health Care Technology

$
–

$
3,466,398

$
731,754

$
4,198,152

 Retailing

     Computer & Electronics Retail

–

–

391,269

391,269

 All Other Senior Secured Floating Rate Loan Interests

–

403,370,603

–

403,370,603

 Collateralized Loan

 Obligations

–

6,353,987

–

6,353,987

 Corporate Bonds & Notes

 Insurance

     Reinsurance

–

1,282,375

3,054,910

4,337,285

 All Other Corporate Bonds

 & Notes

–

13,550,661

–

13,550,661

 U.S. Government and

 Agency Obligations

–

15,636,259

–

15,636,259

 Exchange-Traded Funds

3,316,830

–

–

3,316,830

 Common Stocks

 Consumer Durables &

 Apparel

     Homebuilding

–

374,922

–

374,922

 Industrials

     Diversified Support Services

–

42,515

–

42,515

 Media

     Publishing

1,447

363,700

–

365,147

 Retailing

     Computer & Electronics

 Retail

–

–

319,711

319,711

 Transportation

     Air Freight & Logistics

–

248,426

–

248,426

 All Other Common Stocks

24,796

–

–

24,796

 Repurchase Agreement

–

1,505,000

–

1,505,000

 Treasury Bill

–

5,999,532

–

5,999,532

 Total Investments in

 Securities

$
3,343,073

$
452,194,378

$
4,497,644

$
460,035,095

 Other Financial Instruments

 Unrealized appreciation

 on credit default

 swap contracts

$
–

$
92,883

$
–

$
92,883

 Total Other Financial Instruments

$
–

$
92,883

$
–

$
92,883

 The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of August 31, 2016:

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

$
–

$
56,103

$
–

$
56,103

 Liabilities:

 Credit agreement

–

(143,450,000
)

–

(143,450,000
)

 Total

$
–

$
(143,393,897
)

$
–

$
(143,393,897
)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Transfers

 Transfers

 Balance

 Realized

 unrealized

 Accrued

 in and out

 in and

 Balance

 as of

 gain

 appreciation

 discounts/

 of Level 3

 out of

 as of

 11/30/15

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 categories

 Level 3*

 8/31/16

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

$
–

$
–

$
(274,123
)

$
976,680

$
–

$
29,197

$
–

$
–

$
731,754

 Retailing

 Computer &

 Electronics

 Retail

–

–

–

391,269

–

–

–

–

391,269

 Corporate Bonds

 & Notes

 Insurance

 Reinsurance

1,197,861

–

(10,301
)

2,939,589

(1,090,200
)

17,961

–

–

3,054,910

 Common Stocks

 Retailing

 Computer &

 Electronics

 Retail

–

–

–

319,711

–

–

–

–

319,711

 Total

$
1,197,861

$
–

$
(284,424
)

$
4,627,249

$
(1,090,200
)

$
47,158

$
–

$
–

$
4,497,644

 *Transfers are calculated on the beginning of period value. For the nine months ended August 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at August 31, 2016: $(176,763).

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 26, 2016

* Print the name and title of each signing officer under his or her signature.